CONSOLIDATED BALANCE SHEET (UNAUDITED) - GBP (£) £ in Millions	Jun. 30, 2023		Dec. 31, 2022	[1]	Jun. 30, 2022		Jan. 01, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 95,522		£ 91,388				£ 76,420
Financial assets at fair value through profit or loss	191,525		180,769				206,971
Derivative financial instruments	23,670		24,753				22,051
Loans and advances to banks	11,333		10,632
Loans and advances to customers	450,720		454,899
Reverse repurchase agreements	36,006		44,865
Debt securities	12,849		9,926
Financial assets at amortised cost	510,908		520,322				517,156
Financial assets at fair value through other comprehensive income	22,232		23,154				28,137
Goodwill and other intangible assets	8,203		7,615				6,713
Current tax recoverable	970		612				363
Deferred tax assets	6,210		6,422				3,773
Retirement benefit assets	4,685		3,823				4,531
Other assets	18,879		14,536				15,142
Total assets	882,804		873,394				881,257
Liabilities
Deposits from banks	6,222		7,266				7,647
Customer deposits	469,813		475,331				476,344
Repurchase agreements at amortised cost	44,622		48,596				31,125
Financial liabilities at fair value through profit or loss	23,777		17,755				23,123
Derivative financial instruments	23,662		24,042				18,060
Notes in circulation	1,342		1,280				1,321
Debt securities in issue	79,264		73,819				71,552
Liabilities arising from insurance contracts and participating investment contracts	113,566		110,278				125,179	£ 125,179
Liabilities arising from non-participating investment contracts	41,943		39,476				40,890
Other liabilities	22,303		18,764				19,367
Retirement benefit obligations	120		126				230
Current tax liabilities	25		8				6
Deferred tax liabilities	181		209				8
Other provisions	1,625		1,803				2,080
Subordinated liabilities	9,857		10,730				13,108
Total liabilities	838,322		829,483				830,040
Equity
Share capital	6,464		6,729				7,102
Share premium account	18,557		18,504				18,479
Other reserves	6,191		6,587				11,177
Retained profits	6,079		6,550				8,318
Ordinary shareholders’ equity	37,291		38,370				45,076
Other equity instruments	6,940		5,297				5,906
Total equity excluding non-controlling interests	44,231		43,667		£ 47,501		50,982
Non-controlling interests	251		244				235
Total equity	44,482	[2]	43,911	[3]	£ 47,720	[4]	51,217	£ 51,217
Total equity and liabilities	£ 882,804		£ 873,394				£ 881,257

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]	Total equity attributable to owners of the parent was £44,231 million.
[3]	Total equity attributable to owners of the parent was £43,667 million.
[4]	Total equity attributable to owners of the parent was £47,501 million.